ACQUISITIONS (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2018	Jun. 29, 2018
STOCKHOLDERS EQUITY
Cash paid at Closing		$ 11,000,000			$ 11,000,000
Fair value of common stock issued at Closing		12,500,000
Estimated value of earn out payments	$ 3,500,000	3,377,000	$ 3,000,000	$ 4,000,000	3,377,000
Estimated value of earn-out consideration		4,194,000			$ 4,194,000
Total purchase price		$ 31,071,000